Contingent and Deferred Consideration Payable (Tables)	6 Months Ended
Jun. 30, 2023
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2022	$27,146
Payments made during the period	(7,642)
Additions in the period	658
Fair value loss and other	586
Balance at June 30, 2023	$20,748
Current	$12,272
Non-current	$8,476